Related Party Transactions (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions
Revenues		¥ 231,070	¥ 340,185	¥ 322,497
Wenzhou Qingke
Related Party Transactions
Carrying value of equity method investments		¥ 3,950
Percentage of investment held		79.00%
Shares disposed	41,139
Cash consideration	¥ 3,950
Related parties | Beijing Sanke
Related Party Transactions
Revenues		¥ 80	1,000	300
Amount due		40	50	200
Related parties | Shanghai Xuanke
Related Party Transactions
Purchases from related party		500	49	300
Other receivables recognized after the liquidation		300	200	20
Revenues					¥ 2,000
Interest income amounted				3	¥ 47
Related parties | Jijingzhiyu
Related Party Transactions
Purchases from related party		400	100	400
Amount due		¥ 400	¥ 99	¥ 300